As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

COMMON STOCKS - 94.5%		Shares	Value
Aerospace & Defense - 2.5%
Hexcel Corporation (a)		482,800	$6,831,620
Ladish Co., Inc. (a)		274,350	7,923,228
			14,754,848

Air Freight & Logistics - 2.3%
Forward Air Corporation		236,250	7,817,513
Pacer International, Inc.		202,100	5,610,296
			13,427,809

Auto Components - 1.9%
Drew Industries Incorporated (a)		191,050	4,825,923
Tenneco Inc. (a)		258,550	6,047,484
			10,873,407

Biotechnology - 1.0%
Human Genome Sciences, Inc. (a)		507,050	5,851,357

Building Products - 0.9%
Jacuzzi Brands, Inc. (a)		515,400	5,148,846

Capital Markets - 1.0%
Penson Worldwide, Inc. (a)		312,300	5,605,785

Chemicals - 0.6%
Georgia Gulf Corporation		133,650	3,664,683

Commercial Banks - 7.9%
Cullen/Frost Bankers, Inc.		120,500	6,967,310
First State Bancorporation		281,400	7,307,958
Glacier Bancorp, Inc.		224,787	7,680,972
Hancock Holding Company		116,900	6,259,995
The South Financial Group, Inc.		257,850	6,711,835
Sterling Financial Corporation		192,350	6,237,910
UCBH Holdings, Inc.		284,600	4,969,116
			46,135,096

Commercial Services & Supplies - 4.7%
Airgas, Inc.		156,200	5,649,754
Bright Horizons Family Solutions, Inc. (a)		43,200	1,802,736
John H. Harland Company		120,450	4,390,402
Mobile Mini, Inc. (a)		358,768	10,192,599
Resources Connection, Inc. (a)		205,300	5,499,987
			27,535,478

Construction & Engineering - 2.4%
EMCOR Group, Inc. (a)		156,200	8,566,008
MasTec, Inc. (a)		491,700	5,443,119
			14,009,127

Consumer Finance - 2.8%
Cash America International, Inc.		268,550	10,494,934
MoneyGram International, Inc.		202,850	5,894,821
			16,389,755

Containers & Packaging - 1.2%
Silgan Holdings Inc.		190,900	7,170,204

Diversified Manufacturing - 1.2%
Raven Industries, Inc.		243,450	7,305,935

Education Services - 1.1%
Laureate Education Inc. (a)		134,600	6,441,956

Electronic Equipment & Instruments - 3.9%
Axsys Technologies, Inc. (a)		179,291	3,047,947
I.D. Systems, Inc. (a)		214,950	5,079,268
OYO Geospace Corporation (a)		27,440	1,557,220
Rofin-Sinar Technologies, Inc. (a)		29,931	1,818,907
Rogers Corporation (a)		90,250	5,572,937
Veeco Instruments Inc. (a)		294,750	5,939,213
			23,015,492

Energy Equipment & Services - 3.5%
Dril-Quip, Inc. (a)		92,100	6,233,328
Hydril (a)		96,500	5,409,790
Superior Well Services, Inc. (a)		222,000	4,395,600
Warrior Energy Service Corporation (a)		179,650	4,625,987
			20,664,705

Food & Staples Retailing - 5.6%
The Pantry, Inc. (a)		124,100	6,995,517
Pathmark Stores, Inc. (a)		488,250	4,858,087
Performance Food Group Company (a)		210,450	5,911,541
Reddy Ice Holdings, Inc.		333,450	8,069,490
United Natural Foods, Inc. (a)		227,350	7,045,577
			32,880,212

Health Care Equipment & Supplies - 2.4%
ArthroCare Corporation (a)		147,950	6,932,937
IntraLase Corp (a)		366,750	7,228,642
			14,161,579

Health Care Providers & Services - 3.1%
inVentiv Health Inc. (a)		51,650	1,654,349
MWI Veterinary Supply, Inc. (a)		151,050	5,064,707
PSS World Medical, Inc. (a)		462,600	9,247,374
United Surgical Partners International, Inc. (a)		83,400	2,070,822
			18,037,252

Hotels, Restaurants & Leisure - 2.5%
The Cheesecake Factory Incorporated (a)		112,200	3,050,718
Landry's Restaurants, Inc.		189,450	5,711,918
LIFE TIME FITNESS, Inc. (a)		130,000	6,017,700
			14,780,336

Household Durables - 1.3%
Tempur-Pedic International Inc. (a)		461,600	7,925,672

Information Technology Services - 1.3%
Ness Technologies Inc. (a)		588,650	7,858,478

Insurance - 4.4%
American Equity Investment Life Holding Company		542,150	6,652,180
Argonaut Group, Inc. (a)		238,125	7,389,019
Max Re Capital Ltd. (b)		300,700	6,904,072
Republic Companies Group, Inc.		237,250	4,721,275
			25,666,546

Internet Software & Services - 1.0%
Access Integrated Technologies Inc. - Class A (a)		434,100	4,110,927
Traffic.com, Inc. (a)		404,500	2,042,725
			6,153,652

IT Services - 0.8%
Lionbridge Technologies, Inc. (a)		625,950	4,775,999

Machinery - 3.5%
Albany International Corp. - Class A		154,250	4,908,235
CLARCOR Inc.		231,750	7,066,057
Franklin Electric Co., Inc.		165,650	8,802,641
			20,776,933

Marine - 1.2%
Kirby Corporation (a)		216,200	6,773,546

Media - 0.6%
Entravision Communications Corporation - Class A (a)		462,450	3,440,628

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.		119,950	3,855,193

Oil & Gas Drilling - 0.7%
Union Drilling, Inc. (a)		381,650	4,198,150

Oil & Gas Exploration & Production Companies - 5.6%
Cabot Oil & Gas Corporation		151,550	7,263,791
Denbury Resources Inc. (a)		188,150	5,437,535
Encore Acquisition Company (a)		160,250	3,900,485
Parallel Petroleum Corporation (a)		352,650	7,074,159
Range Resources Corporation		167,050	4,216,342
St. Mary Land & Exploration Company		141,150	5,181,617
			33,073,929

Pharmaceuticals - 2.2%
Bentley Pharmaceuticals, Inc. (a)		448,300	5,379,600
Perrigo Company		458,100	7,773,957
			13,153,557

Real Estate - 0.9%
FelCor Lodging Trust Inc.		256,250	5,137,813

Semiconductor & Semiconductor Equipment - 2.0%
FormFactor, Inc. (a)		122,450	5,158,818
RF Micro Devices, Inc. (a)		893,010	6,769,016
			11,927,834

Software - 6.1%
Ariba, Inc. (a)		688,400	5,156,116
i2 Technologies, Inc. (a)		384,650	7,204,494
Nuance Communications, Inc. (a)		1,133,950	9,264,372
Parametric Technology Corporation (a)		414,910	7,244,329
TIBCO Software Inc. (a)		739,450	6,640,261
			35,509,572

Specialty Retail - 5.5%
Charming Shoppes, Inc. (a)		445,100	6,356,028
Gamestop Corporation - Class A (a)		115,700	5,354,596
Jos. A. Bank Clothiers, Inc. (a)		188,493	5,647,250
Rent-A-Center, Inc. (a)		288,000	8,435,520
Tractor Supply Company (a)		128,300	6,191,758
			31,985,152

Thrifts & Mortgage Finance - 0.9%
City Bank		108,455	5,100,639

Trading Companies & Distributors - 1.7%
Anixter International, Inc.		171,800	9,701,546

Wireless Telecommunication Services - 1.6%
Premiere Global Services, Inc. (a)		275,000	2,387,000
SBA Communications Corporation - Class A (a)		285,500	6,946,215
			9,333,215

TOTAL COMMON STOCKS (Cost $459,158,078)			554,201,916

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
Columbia Money Market Reserves Fund - Capital Shares		16,239,309	16,239,309
Dreyfus Cash Management Fund - Investor Shares		16,490,788	16,490,788
Federated Treasury Obligations Fund - Institutional Shares		5,513,206	5,513,206

TOTAL SHORT-TERM INVESTMENTS (Cost $38,243,303)			38,243,303

Total Investments (Cost $497,401,381) - 101.0%			592,445,219
Liabilities in Excess of Other Assets - (1.0)%			(5,652,630)
TOTAL NET ASSETS - 100.0%			$586,792,589

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$497,401,381
Gross unrealized appreciation	$116,356,179
Gross unrealized depreciation	(21,312,341)
Net unrealized appreciation	$95,043,838

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 6.2%
Honeywell International Inc.	16,000	$654,400
Raytheon Company	18,000	864,180
Rockwell Collins, Inc.	15,000	822,600
United Technologies Corporation	10,000	633,500
		2,974,680
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	5,000	359,700

Beverages - 5.5%
The Coca-Cola Company	14,000	625,520
Fomento Economico Mexicano, S.A. de C.V. - ADR (b)	5,000	484,700
Molson Coors Brewing Company - Class B	8,000	551,200
PepsiCo, Inc.	15,000	978,900
		2,640,320
Building Products - 0.9%
American Standard Companies Inc.	10,500	440,685

Chemicals - 2.9%
Air Products and Chemicals, Inc.	9,000	597,330
E. I. du Pont de Nemours & Company	10,000	428,400
The Valspar Corporation	13,700	364,420
		1,390,150
Commercial Banks - 7.8%
Bank of America Corporation	15,000	803,550
Compass Bancshares, Inc.	11,900	678,062
Cullen/Frost Bankers, Inc.	13,000	751,660
The South Financial Group, Inc.	20,000	520,600
Wachovia Corporation	8,500	474,300
Wells Fargo & Company	14,000	506,520
		3,734,692
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	59,000	664,930
Waste Management, Inc.	22,000	806,960
		1,471,890
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	34,000	782,000
Motorola, Inc.	34,000	850,000
		1,632,000
Computers & Peripherals - 2.5%
EMC Corporation (a)	45,000	539,100
International Business Machines Corporation	8,000	655,520
		1,194,620
Construction & Engineering - 0.9%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	18,000	433,080

Containers & Packaging - 2.1%
Temple-Inland Inc.	25,000	1,002,500

Diversified Financial Services - 1.8%
Citigroup Inc.	5,500	273,185
JPMorgan Chase & Co.	13,000	610,480
		883,665
Diversified Telecommunication Services - 5.2%
ALLTEL Corporation	7,000	388,500
AT&T Inc.	30,000	976,800
Embarq Corporation	9,100	440,167
Verizon Communications Inc.	18,500	686,905
		2,492,372
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	11,600	465,972

Energy Equipment & Services - 1.6%
GlobalSantaFe Corporation (b)	4,700	234,953
National-Oilwell Varco Inc. (a)	3,000	175,650
Noble Corporation (b)	5,700	365,826
		776,429
Food & Staples Retailing - 1.1%
CVS Corporation	16,000	513,920

Food Products - 1.2%
McCormick & Company, Incorporated (c)	14,600	554,508

Health Care Equipment & Supplies - 5.6%
Alcon, Inc. (b)	4,800	549,600
DENTSPLY International Inc.	17,000	511,870
Fisher Scientific International Inc. (a)	10,000	782,400
ResMed Inc. (a)	8,000	322,000
Respironics, Inc. (a)	14,000	540,540
		2,706,410
Hotels, Restaurants & Leisure - 1.0%
Starbucks Corporation (a)	14,000	476,700

Household Products - 3.2%
Kimberly-Clark Corporation	11,500	751,640
The Procter & Gamble Company	13,000	805,740
		1,557,380
Industrial Conglomerates - 1.2%
General Electric Company	16,000	564,800

Insurance - 2.7%
Genworth Financial Inc. - Class A	20,000	700,200
Prudential Financial, Inc.	8,000	610,000
		1,310,200
Internet Software & Services - 0.7%
Yahoo! Inc. (a)	13,000	328,640

Investment Bank & Brokerage - 0.9%
Morgan Stanley	5,700	415,587

IT Services - 1.3%
Accenture Ltd.- Class A (b)	20,000	634,200

Marine - 1.0%
Kirby Corporation (a)	16,000	501,280

Media - 3.7%
Clear Channel Communications, Inc.	20,000	577,000
Gannett Co., Inc.	11,000	625,130
Time Warner Inc.	32,000	583,360
		1,785,490
Multiline Retail - 0.9%
Kohl's Corporation (a)	6,300	408,996

Oil & Gas Exploration & Production Companies - 8.2%
Denbury Resources Inc. (a)	7,000	202,300
Devon Energy Corporation	3,700	233,655
El Paso Corporation	37,000	504,680
EOG Resources, Inc.	7,000	455,350
Exxon Mobil Corporation	10,000	671,000
Noble Energy, Inc.	10,000	455,900
Range Resources Corporation	8,000	201,920
The Williams Companies, Inc.	30,000	716,100
XTO Energy, Inc.	12,000	505,560
		3,946,465
Paper & Forest Products - 1.2%
International Paper Company	17,000	588,710

Pharmaceuticals - 5.5%
Abbott Laboratories	18,000	874,080
Pfizer Inc.	28,000	794,080
Schering-Plough Corporation	45,000	994,050
		2,662,210
Road & Rail - 1.1%
Burlington Northern Santa Fe Corporation	7,300	536,112

Semiconductor & Semiconductor Equipment - 2.3%
Intel Corporation	22,000	452,540
Texas Instruments, Incorporated	20,000	665,000
		1,117,540
Software - 5.2%
Electronic Arts Inc. (a)	6,100	339,648
Microsoft Corporation	15,000	409,950
Oracle Corporation (a)	50,000	887,000
Symantec Corporation (a)	41,080	874,183
		2,510,781
Specialty Retail - 5.6%
The Home Depot, Inc.	20,000	725,400
PETsMART, Inc.	31,000	860,250
Tiffany & Co.	18,000	597,600
Tractor Supply Company (a)	10,000	482,600
		2,665,850

TOTAL COMMON STOCKS (Cost $38,136,376)		47,678,534

SHORT-TERM INVESTMENTS - 0.8%
Money Market Fund - 0.8%
Columbia Money Market Reserves Fund - Capital Shares	379,050	379,050

TOTAL SHORT-TERM INVESTMENTS (Cost $379,050)		379,050

Total Investments (Cost $38,515,426) - 100.0%		48,057,584
Liabilities in Excess of Other Assets - 0.0%		(17,791)
TOTAL NET ASSETS - 100.0%		$48,039,793

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c)	Non-voting shares.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$38,515,426
Gross unrealized appreciation	$10,447,285
Gross unrealized depreciation	(905,127)
Net unrealized appreciation	$9,542,158

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
September 30, 2006 (Unaudited)	Shares or
	Principal
COMMON STOCKS - 71.1%	Amount	Value
Aerospace & Defense - 3.9%
General Dynamics Corporation	1,400	$100,338
Raytheon Company	2,732	131,164
United Technologies Corporation	2,000	126,700
		358,202
Asset Management - 3.0%
The Bank of New York Company, Inc.	4,000	141,040
Mellon Financial Corporation	3,440	134,504
		275,544
Beverages - 2.5%
The Coca-Cola Company	2,300	102,764
PepsiCo, Inc.	1,900	123,994
		226,758
Building Products - 0.9%
American Standard Companies Inc.	2,000	83,940

Chemicals - 2.4%
Air Products and Chemicals, Inc.	1,800	119,466
E.I. du Pont de Nemours & Company	2,400	102,816
		222,282
Commercial Banks - 5.6%
Bank of America Corporation	2,100	112,497
Cullen/Frost Bankers, Inc.	2,600	150,332
The South Financial Group, Inc.	4,300	111,929
Wells Fargo & Company	4,000	144,720
		519,478
Commercial Services & Supplies - 2.4%
H&R Block, Inc.	4,200	91,308
Waste Management, Inc.	3,500	128,380
		219,688
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	5,800	133,400
Harris Corporation	2,600	115,674
Motorola, Inc.	4,500	112,500
		361,574
Computers & Peripherals - 2.1%
Dell, Inc. (a)	2,900	66,236
International Business Machines Corporation	1,500	122,910
		189,146
Containers & Packaging - 1.2%
Temple-Inland, Inc.	2,800	112,280

Diversified Financial Services - 1.4%
Citigroup Inc.	2,566	127,453

Diversified Telecommunication Services - 3.6%
ALLTEL Corporation	1,600	88,800
AT&T Inc.	3,800	123,728
Verizon Communications Inc.	2,600	96,538
Windstream Corporation	1,654	21,816
		330,882
Energy Equipment & Services - 2.6%
Noble Corporation (b)	1,500	96,270
Schlumberger Ltd. (b)	2,300	142,669
		238,939
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	2,500	123,300

Food Products - 0.9%
Kraft Foods, Inc. - Class A	2,200	78,452

Health Care Equipment & Supplies - 4.6%
Alcon, Inc. (b)	1,000	114,500
DENTSPLY International Inc.	2,400	72,264
Fisher Scientific International Inc. (a)	1,600	125,184
Medtronic, Inc.	2,300	106,812
		418,760
Household Products - 4.3%
Colgate-Palmolive Co.	2,500	155,250
Kimberly-Clark Corporation	1,700	111,112
The Procter & Gamble Company	2,100	130,158
		396,520
Industrial Conglomerates - 1.8%
General Electric Company	4,800	169,440

Insurance - 2.4%
Genworth Financial Inc. - Class A	2,400	84,024
Prudential Financial, Inc.	1,781	135,801
		219,825
IT Services - 3.8%
Accenture Ltd. - Class A (b)	4,200	133,182
Automatic Data Processing, Inc.	2,200	104,148
First Data Corp.	2,600	109,200
		346,530
Media - 2.3%
CBS Corporation - Class B (c)	1,443	40,650
Harte-Hanks, Inc.	3,000	79,050
The Walt Disney Company	3,000	92,730
		212,430
Oil & Gas Exploration & Production Companies - 6.0%
Anadarko Petroleum Corporation	2,200	96,426
Chevron Corporation	1,495	96,966
EOG Resources, Inc.	1,600	104,080
Exxon Mobil Corporation	2,100	140,910
XTO Energy, Inc.	2,766	116,531
		554,913
Pharmaceuticals - 3.6%
Abbott Laboratories	1,700	82,552
Schering-Plough Corporation	6,500	143,585
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	102,270
		328,407
Semiconductor & Semiconductor Equipment - 1.2%
Texas Instruments Incorporated	3,400	113,050

Software - 0.9%
Microsoft Corporation	3,100	84,723

Specialty Retail - 2.5%
The Home Depot, Inc.	3,100	112,437
PETsMART, Inc.	4,300	119,325
		231,762

TOTAL COMMON STOCKS (Cost $5,115,380)		6,544,278

CORPORATE BONDS - 26.8%
Aerospace & Defense - 1.4%
General Dynamics Corporation
4.50%, 08/15/2010	$100,000	97,854
Raytheon Company
6.00%, 12/15/2010	26,000	26,711
		124,565
Asset Management - 1.1%
The Bank of New York Company, Inc.
3.90%, 09/01/2007	100,000	98,860

Beverages - 0.6%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010	57,000	58,345

Building Products - 0.8%
Masco Corporation
5.75%, 10/15/2008	75,000	75,278

Chemicals - 1.1%
E.I. du Pont de Nemours & Company
6.875%, 10/15/2009	100,000	105,071

Commercial Banks - 0.9%
Bancwest Corp.
8.30%, 01/15/2011	75,000	82,888

Commercial Services & Supplies - 1.2%
Waste Management, Inc.
7.375%, 08/01/2010	100,000	107,274

Communications Equipment - 2.4%
Harris Corporation
6.35%, 02/01/2028	110,000	113,286
Motorola, Inc.
7.625%, 11/15/2010	100,000	108,777
		222,063
Computers & Peripherals - 0.5%
International Business Machines Corporation
4.375%, 06/01/2009	50,000	49,194

Consumer Finance - 1.1%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	100,000	101,012

Diversified Financial Services - 2.2%
CIT Group Inc.
6.875%, 11/01/2009	100,000	104,283
Citigroup Inc.
4.25%, 07/29/2009	100,000	97,912
		202,195
Diversified Telecommunication Services - 0.8%
AT&T Inc.
5.875%, 02/01/2012	75,000	76,193

Electrical Equipment - 1.1%
Emerson Electric Co.
5.85%, 03/15/2009	100,000	101,748

Food & Staples Retailing - 0.9%
CVS Corporation
3.875%, 11/01/2007	85,000	83,596

Investment Bank & Brokerage - 3.3%
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	100,000	102,028
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	100,000	100,303
Morgan Stanley Group, Inc.
6.875%, 03/01/2007	100,000	100,586
		302,917
Multiline Retail - 1.3%
J.C. Penney Co., Inc.:
6.50%, 12/15/2007	60,000	60,635
7.65%, 08/15/2016	50,000	56,248
		116,883
Multi-Utilities & Unregulated Power - 0.6%
Duke Energy Corp.
6.25%, 01/15/2012	50,000	52,102

Oil & Gas Exploration & Production Companies - 3.3%
Anadarko Petroleum Corporation
3.25%, 05/01/2008	100,000	96,699
Burlington Resources Finance Co. (b)
6.68%, 02/15/2011	100,000	105,604
EOG Resources, Inc.
6.50%, 12/01/2007	100,000	100,970
		303,273
Paper & Forest Products - 1.1%
Weyerhaeuser Co.
5.95%, 11/01/2008	100,000	101,163

Restaurants - 0.8%
McDonald's Corporation
6.00%, 04/15/2011	75,000	77,380

Software - 0.3%
Oracle Corporation
6.91%, 02/15/2007	25,000	25,121

TOTAL CORPORATE BONDS (Cost $2,475,123)		2,467,121

U.S. GOVERNMENT & AGENCY ISSUES - 1.1%
U.S. Treasury Notes - 1.1%
4.25%, 10/31/2007	50,000	49,670
5.00%, 08/15/2011	50,000	50,978

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $102,832)		100,648

SHORT-TERM INVESTMENTS - 0.6%
Money Market Fund - 0.6%
Columbia Money Market Reserves Fund - Capital Shares	50,559	50,559

TOTAL SHORT-TERM INVESTMENTS (Cost $50,559)		50,559

Total Investments (Cost $7,743,894) - 99.6%		9,162,606
Other Assets in Excess of Liabilities - 0.4%		37,473
TOTAL NET ASSETS - 100.0%		$9,200,079

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c)	Non-voting shares.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$7,743,894
Gross unrealized appreciation	$1,728,094
Gross unrealized depreciation	(309,382)
Net unrealized appreciation	$1,418,712

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2006 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 81.6%
Aerospace & Defense - 5.1%
General Dynamics Corporation
5.375%, 08/15/2015	1,375,000	$1,386,478
Lockheed Martin Corporation:
8.20%, 12/01/2009	820,000	892,378
7.65%, 05/01/2016	1,250,000	1,454,554
Raytheon Company
6.55%, 03/15/2010	207,000	215,433
6.00%, 12/15/2010	306,000	314,361
Rockwell Collins, Inc.
4.75%, 12/01/2013	235,000	230,676
United Technologies Corporation:
7.125%, 11/15/2010	250,000	268,029
6.10%, 05/15/2012	700,000	732,324
		5,494,233
Asset Management - 2.1%
The Bank of New York Company Inc.
5.20%, 07/01/2007	1,000,000	999,883
Mellon Funding Corporation:
6.70%, 03/01/2008	325,000	330,308
6.40%, 05/14/2011	892,000	932,871
		2,263,062
Beverages - 1.7%
Anheuser-Busch Cos., Inc.
Callable 12/21/2006
5.75%, 01/15/2011	588,000	586,197
PepsiCo, Inc.:
3.20%, 05/15/2007	500,000	493,439
5.75%, 01/15/2008	730,000	735,950
		1,815,586
Chemicals - 3.5%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010	750,000	725,815
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,542,636
Praxair, Inc.:
6.90%, 11/01/2006	552,000	552,605
6.375%, 04/01/2012	925,000	973,614
		3,794,670
Commercial Banks - 1.4%
Bank of America Corporation
6.375%, 02/15/2008	350,000	355,035
National City Bank
6.20%, 12/15/2011	335,000	350,059
SunTrust Banks, Inc.
6.25%, 06/01/2008	811,000	822,833
		1,527,927
Commercial Services & Supplies - 3.4%
Allied Waste Industries, Inc.
5.75%, 02/15/2011	1,000,000	963,750
Block Financial Corp.
8.50%, 04/15/2007	490,000	497,131
International Lease Finance Corporation
6.375%, 03/15/2009	700,000	717,771
Pitney Bowes Inc.
3.875%, 06/15/2013	400,000	367,844
Waste Management, Inc.
7.375%, 08/01/2010	1,049,000	1,125,300
		3,671,796
Communications Equipment - 3.8%
Cisco Systems, Inc.:
5.25%, 02/22/2011	1,400,000	1,407,255
5.50%, 02/22/2016	1,000,000	1,009,787
Motorola, Inc.
7.625%, 11/15/2010	1,500,000	1,631,656
		4,048,698
Computers & Peripherals - 3.0%
Dell, Inc.
6.55%, 04/15/2008	1,000,000	1,017,858
Hewlett-Packard Company:
5.50%, 07/01/2007	1,500,000	1,501,649
6.50%, 07/01/2012	700,000	742,468
		3,261,975
Consumer Finance - 2.0%
Capital One Bank
5.125%, 02/15/2014	1,200,000	1,173,155
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	1,000,000	1,010,124
		2,183,279
Containers & Packaging - 1.4%
Packaging Corp of America
5.75%, 08/01/2013	1,500,000	1,474,161

Diversified Financial Services - 3.0%
Citicorp
7.00%, 07/01/2007	1,157,000	1,169,438
First Chicago Corporation
6.375%, 01/30/2009	1,000,000	1,026,665
Textron Financial Corporation
6.00%, 11/20/2009	1,000,000	1,025,498
		3,221,601
Diversified Telecommunication Services - 3.5%
ALLTEL Corporation
7.00%, 07/01/2012	1,000,000	1,064,087
AT&T Inc.
6.25%, 03/15/2011	200,000	206,682
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,023,718
SBC Communications, Inc.
5.30%, 11/15/2010	125,000	124,746
Verizon Global Funding Corp.
6.875%, 06/15/2012	1,250,000	1,336,859
		3,756,092
Electric Utilities - 1.9%
Progress Energy, Inc.
5.85%, 10/30/2008	1,000,000	1,009,755
Southern Company Capital Funding, Inc.
5.30%, 02/01/2007	1,000,000	998,239
		2,007,994

Electrical Equipment - 1.8%
Emerson Electric Co.:
5.00%, 10/15/2008	850,000	846,109
5.85%, 03/15/2009	1,025,000	1,042,914
		1,889,023
Energy Equipment & Services - 1.2%
Baker Hughes Incorporated
6.00%, 02/15/2009	1,307,000	1,330,194

Food & Staples Retailing - 0.5%
CVS Corporation
3.875%, 11/01/2007	535,000	526,161

Food Products - 0.9%
The Hershey Company
4.85%, 08/15/2015	1,000,000	971,532

Health Care Providers & Services - 0.1%
HCA, Inc.
5.25%, 11/06/2008	160,000	158,400

Household Products - 1.4%
Kimberly-Clark Corporation:
7.10%, 08/01/2007	500,000	507,708
5.625%, 02/15/2012	1,000,000	1,025,363
		1,533,071
Industrial Conglomerates - 0.4%
Tyco International Group SA (a):
6.125%, 11/01/2008	254,000	257,835
6.00%, 11/15/2013	140,000	145,085
		402,920
Investment Bank & Brokerage - 4.1%
The Bear Stearns Companies Inc.
5.30%, 10/30/2015	1,400,000	1,380,555
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	971,108
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	1,000,000	1,020,288
Morgan Stanley Group, Inc.
6.875%, 03/01/2007	1,000,000	1,005,858
		4,377,809
IT Services - 0.4%
First Data Corporation
6.375%, 12/15/2007	400,000	403,432

Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011	925,000	969,316

Media - 1.9%
Clear Channel Communications, Inc.:
4.625%, 01/15/2008	725,000	715,850
7.65%, 09/15/2010	775,000	817,815
The Walt Disney Company
5.625%, 09/15/2016	500,000	504,523
		2,038,188
Metals & Mining - 2.9%
Alcoa Inc.:
4.25%, 08/15/2007	750,000	740,791
6.00%, 01/15/2012	1,310,000	1,350,472
Freeport-McMoRan Copper & Gold, Inc.
Callable 02/01/2007
10.125%, 02/01/2010	975,000	1,038,375
		3,129,638
Multiline Retail - 5.5%
Dollar General Corporation
8.625%, 06/15/2010	1,745,000	1,854,063
J.C. Penney Co. Inc.:
6.50%, 12/15/2007	1,115,000	1,126,798
8.00%, 03/01/2010	950,000	1,022,628
7.65%, 08/15/2016	600,000	674,981
Target Corporation:
5.50%, 04/01/2007	950,000	950,696
6.35%, 01/15/2011	300,000	313,677
		5,942,843
Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,042,041

Oil & Gas Drilling - 1.5%
Transocean Inc. (a)
6.625%, 04/15/2011	1,500,000	1,571,258

Oil & Gas Exploration & Production Companies - 12.0%
Amerada Hess Corporation
6.65%, 08/15/2011	1,550,000	1,628,066
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,663,600
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	985,000	1,040,199
Devon Financing Corp. ULC
6.875%, 09/30/2011	1,000,000	1,065,324
EOG Resources, Inc.
6.50%, 12/01/2007	1,000,000	1,009,701
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,064,298
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,460,369
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	1,250,000	1,250,446
Vintage Petroleum, Inc.
Callable 05/01/2007
8.25%, 05/01/2012	1,400,000	1,478,112
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,187,771
		12,847,886
Real Estate - 0.8%
Camden Property Trust
7.00%, 11/15/2006	800,000	801,371

Restaurants - 1.0%
McDonald's Corporation
6.00%, 04/15/2011	1,000,000	1,031,734

Road & Rail - 2.8%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011	1,850,000	1,964,587
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,036,636
		3,001,223
Semiconductor & Semiconductor Equipment - 0.9%
Applied Materials, Inc.
6.75%, 10/15/2007	1,000,000	1,011,800

Software - 1.5%
Oracle Corporation
6.91%, 02/15/2007	1,550,000	1,557,483

Specialty Retail - 2.3%
The Home Depot, Inc.
4.625%, 08/15/2010	1,175,000	1,154,071
Lowe's Companies, Inc.
8.25%, 06/01/2010	1,225,000	1,351,110
		2,505,181

TOTAL CORPORATE BONDS (Cost $88,268,084)		87,563,578

PREFERRED STOCKS - 2.4%
Investment Bank & Brokerage - 2.4%
The Goldman Sachs Group, Inc.
Callable 04/25/2010	40,000	1,033,200
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	21,000	530,250
Merrill Lynch & Co., Inc.
Callable 11/28/2009	40,000	1,016,400

TOTAL PREFERRED STOCKS (Cost $2,523,320)		2,579,850

U.S. GOVERNMENT & AGENCY ISSUES - 13.0%
Fannie Mae - 2.9%
5.375%, 11/09/2007
Callable 11/09/2006	1,000,000	1,000,257
5.01%, 11/10/2010
Callable 11/10/2006	1,000,000	991,271
5.00%, 04/15/2015	1,100,000	1,106,433
		3,097,961
Federal Home Loan Bank - 1.9%
4.90%, 11/21/2007
Callable 11/21/2006	1,000,000	998,031
5.25%, 06/18/2014	1,000,000	1,019,000
		2,017,031
Freddie Mac - 0.9%
4.20%, 12/28/2007	1,000,000	989,894

U.S. Treasury Inflation Indexed Bond - 2.1%
2.375%, 04/15/2011	1,025,160	1,026,562
3.375%, 01/15/2012	1,145,950	1,206,561
		2,233,123
U.S. Treasury Notes - 5.2%
4.75%, 11/15/2008	1,000,000	1,001,680
5.00%, 08/15/2011	1,000,000	1,019,571
4.875%, 02/15/2012	1,000,000	1,014,258
4.50%, 02/15/2016	1,000,000	990,274
5.125%, 05/15/2016	1,500,000	1,556,485
		5,582,268

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $14,058,455)		13,920,277

SHORT-TERM INVESTMENTS - 1.9%
Corporate Bonds - 1.1%
Progress Energy, Inc.
6.05%, 04/15/2007	1,000,000	1,002,845
Union Pacific Corporation
6.70%, 12/01/2006	200,000	200,342
		1,203,187
Money Market Fund - 0.8%
Columbia Money Market Reserves Fund - Capital Shares	878,500	878,500

TOTAL SHORT-TERM INVESTMENTS (Cost $2,081,701)		2,081,687

Total Investments (Cost $106,931,560) - 98.9%		106,145,392
Other Assets in Excess of Liabilities - 1.1%		1,210,822
TOTAL NET ASSETS - 100.0%		$107,356,214

(a)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$106,931,560
Gross unrealized appreciation	$584,838
Gross unrealized depreciation	(1,371,006)
Net unrealized depreciation	($786,168)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
September 30, 2006 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value (US$)
AUSTRALIA - 2.4%
Containers & Packaging - 0.4%
Amcor Limited	79,681	$441,270

Diversified Financial Services - 0.7%
Suncorp-Metway Limited	43,256	706,935

Diversified Operations - 0.4%
BHP Billiton Limited	21,217	402,201

Insurance - 0.4%
QBE Insurance Group Limited	24,816	452,670

Oil & Gas Exploration & Production Companies - 0.5%
Santos Limited	69,719	580,193
Total Australia		2,583,269

BELGIUM - 1.4%
Commercial Banks - 1.0%
KBC GROEP NV	10,333	1,087,711

Pharmaceuticals - 0.4%
UCB SA	6,724	427,429
Total Belgium		1,515,140

CHINA - 0.2%
Commercial Banks- 0.2%
Bank of China (a)	476,000	204,681
Total China		204,681

FRANCE - 12.8%
Airlines - 1.1%
Air France-KLM	37,596	1,131,275

Building Products - 1.0%
Compagnie de Saint-Gobain	14,258	1,033,686

Commercial Banks - 1.6%
Credit Agricole SA	38,662	1,695,160

Construction Materials - 1.3%
Lafarge SA	10,947	1,412,154

Electric Utilities - 2.0%
Electricite de France (a)	38,230	2,125,955

Electronic Equipment & Instruments - 2.1%
Alstom (a)	13,499	1,220,502
Schneider Electric SA	9,025	1,005,109
		2,225,611

Food & Staples Retailing - 1.1%
Carrefour SA	19,338	1,220,417

Pharmaceuticals - 2.6%
Sanofi-Aventis	30,687	2,728,220
Total France		13,572,478

GERMANY - 7.4%
Automotive - 1.5%
Continental AG	13,800	1,600,478

Chemicals - 1.2%
Bayer AG	25,158	1,278,247

Electric Utilities - 2.3%
E.ON AG	20,556	2,443,724

Insurance - 2.4%
Allianz AG	14,221	2,455,687
Total Germany		7,778,136

HONG KONG - 1.4%
Real Estate - 0.9%
Cheung Kong (Holdings) Limited	47,000	504,054
Henderson Land Development Company Limited	76,000	426,695
		930,749
Wireless Telecommunication Services - 0.5%
China Unicom Limited	568,000	557,352
Total Hong Kong		1,488,101

ITALY - 1.9%
Commercial Banks - 1.9%
Capitalia S.p.A	244,862	2,025,747
Total Italy		2,025,747

JAPAN - 22.4%
Auto Components - 1.4%
BRIDGESTONE CORPORATION	71,000	1,437,758

Automotive - 0.8%
NISSAN MOTOR CO., LTD.	75,400	844,253

Capital Markets - 0.3%
Asset Managers Co., Ltd.	130	314,355

Commercial Banks - 4.7%
THE BANK OF FUKUOKA, LTD.	76,000	558,675
Mitsubishi UFJ Financial Group, Inc.	76	977,947
Mizuho Financial Group, Inc.	234	1,816,841
THE SHIZUOKA BANK, LTD.	62,000	674,540
Sumitomo Mitsui Financial Group, Inc.	86	903,075
		4,931,078
Commercial Services & Supplies - 0.6%
SECOM CO., LTD.	12,100	599,605

Electric Utilities - 0.5%
The Tokyo Electric Power Company	18,100	521,152

Electronic Equipment & Instruments - 2.5%
FANUC LTD.	4,600	359,046
MURATA MANUFACTURING COMPANY, LTD.	18,000	1,251,301
NIDEC CORPORATION	13,900	1,048,457
		2,658,804
Insurance - 0.8%
T&D Holdings, Inc.	12,200	883,863

Leisure Equipment & Products - 0.3%
FUJIFILM Holdings Corporation	8,500	309,931

Machinery - 2.0%
Hitachi Construction Machinery Co., Ltd.	29,800	667,541
KOMATSU LTD.	30,100	520,832
THK CO., LTD.	38,800	918,310
		2,106,683
Media - 0.1%
Jupiter Telecommunications Co., Ltd. (a)	212	160,052

Pharmaceuticals - 2.1%
Takeda Pharmaceutical Company Limited	35,500	2,218,190

Real Estate - 0.6%
Mitsui Fudosan Co., Ltd.	29,000	659,530

Semiconductor & Semiconductor Equipment - 2.1%
ADVANTEST CORPORATION	10,000	498,579
SUMCO CORPORATION	13,300	987,397
Tokyo Electron Limited	9,700	717,061
		2,203,037

Specialty Retail - 1.0%
YAMADA DENKI CO., LTD.	10,850	1,089,533

Tobacco - 0.9%
JAPAN TOBACCO INC.	251	977,020

Trading Companies & Distributors - 1.7%
Marubeni Corporation	127,000	632,919
MITSUI & CO., LTD.	92,000	1,172,572
		1,805,491
Total Japan		23,720,335

MALAYSIA - 0.3%
Commercial Banks - 0.3%
Bumiputra-Commerce Holdings Bhd	154,000	277,470
Total Malaysia		277,470

NETHERLANDS - 2.2%
Chemicals - 1.1%
Akzo Nobel N.V.	18,844	1,160,260

Specialty Manufacturing - 1.1%
Mittal Steel Company NV	34,113	1,191,301
Total Netherlands		2,351,561

NORWAY - 3.0%
Oil & Gas Exploration & Production Companies - 3.0%
Norsk Hydro ASA	64,600	1,447,576
Statoil ASA	74,500	1,774,066
Total Norway		3,221,642

SINGAPORE - 1.0%
Commercial Banks - 0.8%
United Overseas Bank Limited	80,000	819,789

Real Estate - 0.2%
City Developments Limited	35,000	235,098
Total Singapore		1,054,887

SOUTH KOREA - 0.6%
Electronic Equipment & Instruments - 0.6%
LG.Phillips LCD Co., Ltd (a)	18,770	622,682
Total South Korea		622,682

SWEDEN - 3.5%
Machinery - 1.3%
Atlas Copco AB - A Shares	53,050	1,391,936

Specialty Retail - 1.0%
Hennes & Mauritz AB	25,100	1,050,206

Wireless Telecommunication Services - 1.2%
Telefonaktiebolaget LM Ericsson - B Shares	364,731	1,260,135
Total Sweden		3,702,277

SWITZERLAND - 5.8%
Capital Markets - 1.5%
Credit Suisse Group	26,602	1,538,286

Electrical Equipment - 1.3%
ABB Ltd.	106,576	1,404,166

Insurance - 1.5%
Swiss Re	21,082	1,611,485

Specialty Retail - 1.5%
Compagnie Financiere Richemont AG - A shares	32,832	1,581,158
Total Switzerland		6,135,095

TAIWAN - 0.4%
Diversified Financial Services - 0.4%
Cathay Financial Holding Co., Ltd. - GDR	19,580	393,557
Total Taiwan		393,557

UNITED KINGDOM - 28.8%
Aerospace & Defense - 1.7%
BAE Systems plc	244,015	1,804,682

Beverages - 1.1%
SABMiller plc	60,600	1,131,467

Commercial Banks - 4.4%
Lloyds TSB Group plc	257,798	2,606,534
Standard Chartered plc	81,855	2,094,900
		4,701,434

Commercial Services & Supplies - 0.6%
Hays plc	221,325	598,863

Diversified Financial Services - 1.3%
Man Group plc	164,845	1,382,500

Diversified Operations - 1.6%
Rolls-Royce Group plc (a)	194,398	1,647,514

Food & Staples Retailing - 1.2%
Tesco plc	190,802	1,285,678

Household Products - 0.6%
Unilever plc	26,741	658,737

Insurance - 1.7%
Prudential plc	141,921	1,758,621

Media - 0.7%
ITV plc	432,166	781,966

Metals & Mining - 6.4%
Anglo American plc	56,201	2,362,986
Corus Group plc	155,850	1,132,637
Xstrata plc	79,122	3,266,506
		6,762,129

Multi-Utilities & Unregulated Power - 1.3%
International Power plc	227,521	1,332,546

Oil & Gas Exploration & Production Companies - 3.0%
BP plc	295,162	3,226,805

Pharmaceuticals - 2.1%
AstraZeneca plc	35,812	2,236,755

Tobacco - 1.1%
Imperial Tobacco Group plc	36,440	1,213,211
Total United Kingdom		30,522,908

UNITED STATES - 0.9%
Automotive - 0.9%
Autoliv, Inc. - SDR	16,400	904,277
Total United States		904,277

TOTAL COMMON STOCKS (Cost $95,852,213)		102,074,243

PREFERRED STOCKS - 1.1%
GERMANY - 1.1%
Automotive - 1.1%
Porsche AG	1,175	1,214,921
Total Germany		1,214,921

TOTAL PREFERRED STOCKS (Cost $947,689)		1,214,921

SHORT-TERM INVESTMENTS - 2.3%
Money Market Fund - 2.3%
Dreyfus Cash Management Fund - Investor Shares	2,415,902	2,415,902

TOTAL SHORT-TERM INVESTMENTS (Cost $2,415,902)		2,415,902

Total Investments (Cost $99,215,804) - 99.8%		105,705,066
Other Assets in Excess of Liabilities - 0.2%		198,848
TOTAL NET ASSETS - 100.0%		$105,903,914

GDR	Global Depository Receipt.
SDR	Swedish Depository Receipt.
(a)	Non-income producing security.

At September 30, 2006, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized depreciation of $54,044 as of September 30, 2006. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		September 30, 2006	be Received		September 30, 2006
10/11/2006	1,890,000	EURO	$2,398,002	280,621,055	JPY	$2,379,711
10/11/2006	9,637,915	HKD	1,237,542	970,000	EURO	1,230,721
10/11/2006	306,770,555	JPY	2,601,463	3,470,000	AUD	2,585,314
10/11/2006	2,818,790	KB	5,278,238	4,150,000	EURO	5,265,455

			$11,515,245			$11,461,201
AUD	Australian Dollar
EURO	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KB	British Pound

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$99,215,804
Gross unrealized appreciation	$8,630,395
Gross unrealized depreciation	(2,189,145)
Net unrealized appreciation	$6,441,250

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 4.0%
General Dynamics Corporation	9,400	$673,698
Rockwell Collins, Inc.	11,900	652,596
United Technologies Corporation	4,000	253,400
		1,579,694
Asset Management - 1.3%
Mellon Financial Corporation	12,500	488,750

Beverages - 2.5%
The Coca-Cola Company	15,000	670,200
PepsiCo, Inc.	5,000	326,300
		996,500
Building Products - 1.5%
American Standard Companies Inc.	14,200	595,974

Chemicals - 6.4%
E.I. du Pont de Nemours and Company	15,000	642,600
Praxair, Inc.	20,000	1,183,200
The Valspar Corporation	25,000	665,000
		2,490,800
Commercial Banks - 6.0%
Bank of America Corporation	21,244	1,138,041
BOK Financial Corporation	10,000	526,000
Capitol Bancorp Ltd.	12,500	556,250
The South Financial Group, Inc.	5,000	130,150
		2,350,441
Computers & Peripherals - 1.7%
International Business Machines Corporation	8,320	681,741

Construction & Engineering - 0.5%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	7,500	180,450

Diversified Financial Services - 4.8%
Citigroup Inc.	14,000	695,380
JPMorgan Chase & Co.	25,000	1,174,000
		1,869,380
Diversified Telecommunication Services - 5.3%
AT&T Inc.	35,000	1,139,600
Verizon Communications Inc.	25,000	928,250
		2,067,850
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	15,000	602,550

Energy Equipment & Services - 2.8%
BJ Services Company	13,000	391,690
Hanover Compressor Company (a)	20,000	364,400
Noble Corporation (b)	5,000	320,900
		1,076,990
Food & Staples Retailing - 2.5%
CVS Corporation	30,000	963,600

Food Products - 2.2%
General Mills, Inc.	15,000	849,000

Health Care Equipment & Supplies - 8.2%
Baxter International Inc.	25,140	1,142,865
DENTSPLY International Inc.	30,000	903,300
Fisher Scientific International Inc. (a)	7,500	586,800
Respironics, Inc. (a)	15,000	579,150
		3,212,115
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corporation	7,500	293,400

Household Products - 2.7%
Colgate-Palmolive Company	9,000	558,900
Kimberly-Clark Corporation	7,890	515,690
		1,074,590
Industrial Conglomerates - 3.8%
General Electric Company	25,000	882,500
Tyco International Ltd. (b)	22,000	615,780
		1,498,280
Insurance - 5.4%
The Allstate Corporation	8,200	514,386
Genworth Financial Inc. - Class A	27,500	962,775
Lincoln National Corporation	10,000	620,800
		2,097,961
Investment Bank & Brokerage - 5.5%
The Goldman Sachs Group, Inc.	4,000	676,680
Morgan Stanley	20,000	1,458,200
		2,134,880
IT Services - 2.4%
Accenture Ltd. - Class A (b)	30,000	951,300

Media - 2.4%
CBS Corporation - Class B	22,500	633,825
The Walt Disney Company	10,000	309,100
		942,925
Metals & Mining - 2.0%
Peabody Energy Corporation	21,600	794,448

Multiline Retail - 1.8%
Kohl's Corporation (a)	10,600	688,152

Multi-Utilities & Unregulated Power - 1.9%
Duke Energy Corporation	25,200	761,040

Office Electronics - 1.2%
Xerox Corporation (a)	30,000	466,800

Oil & Gas Exploration & Production Companies - 7.4%
Chevron Corporation	7,500	486,450
ConocoPhillips	10,000	595,300
Devon Energy Corporation	8,000	505,200
Exxon Mobil Corporation	10,000	671,000
Range Resources Corporation	24,500	618,380
		2,876,330
Personal Products - 0.9%
Avon Products, Inc.	12,000	367,920

Pharmaceuticals - 1.2%
Abbott Laboratories	10,000	485,600

Software - 0.1%
Nuance Communications, Inc. (a)	5,000	40,850

Specialty Retail - 3.0%
The Home Depot, Inc.	17,500	634,725
PETsMART, Inc.	20,000	555,000
		1,189,725
Wireless Telecommunication Services - 2.0%
America Movil S.A. de C.V. - ADR (b)	20,000	787,400

TOTAL COMMON STOCKS (Cost $30,987,293)		37,457,436

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
Columbia Money Market Reserves Fund - Capital Shares	1,005,630	1,005,630
Dreyfus Cash Management Fund - Investor Shares	997,706	997,706
Federated Treasury Obligations Fund - Institutional Shares	997,707	997,707
SEI Daily Income Trust Government Fund - Class B	997,310	997,310

TOTAL SHORT-TERM INVESTMENTS (Cost $3,998,353)		3,998,353

Total Investments (Cost $34,985,646) - 105.9%		41,455,789
Liabilities in Excess of Other Assets - (5.9)%		(2,293,475)
TOTAL NET ASSETS - 100.0%		$39,162,314

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$34,985,646
Gross unrealized appreciation	$6,680,530
Gross unrealized depreciation	(210,387)
Net unrealized appreciation	$6,470,143

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 6.7%
The Boeing Company	15,000	$1,182,750
Raytheon Company	24,000	1,152,240
Rockwell Collins, Inc.	32,000	1,754,880
		4,089,870
Air Freight & Logistics - 2.7%
FedEx Corp.	15,000	1,630,200

Beverages - 3.2%
PepsiCo, Inc.	30,000	1,957,800

Building Products - 2.0%
Cemex S.A. de C.V. - ADR (b)	40,000	1,203,200

Commercial Banks - 1.5%
Sterling Financial Corporation	28,000	908,040

Communications Equipment - 8.4%
Corning Incorporated (a)	55,000	1,342,550
Harris Corporation	20,000	889,800
Motorola, Inc.	80,000	2,000,000
QUALCOMM Inc.	25,000	908,750
		5,141,100
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	20,000	1,540,600
SanDisk Corporation (a)	25,000	1,338,500
		2,879,100
Consumer Finance - 2.6%
Cash America International, Inc.	40,000	1,563,200

Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	15,000	602,550

Electrical Equipment - 2.1%
Emerson Electric Co.	15,000	1,257,900

Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	30,000	980,700

Energy Equipment & Services - 1.3%
Weatherford International Ltd. (a) (b)	19,000	792,680

Food & Staples Retailing - 7.2%
Costco Wholesale Corporation	20,000	993,600
United Natural Foods, Inc. (a)	60,000	1,859,400
Walgreen Co.	35,000	1,553,650
		4,406,650
Health Care Equipment & Supplies - 4.7%
Alcon, Inc. (b)	13,000	1,488,500
ArthroCare Corporation (a)	30,000	1,405,800
		2,894,300
Health Care Providers & Services - 4.2%
McKesson Corporation	20,000	1,054,400
UnitedHealth Group Incorporated	30,200	1,485,840
		2,540,240
Hotels, Restaurants & Leisure - 3.2%
Starbucks Corporation (a)	24,000	817,200
Starwood Hotels & Resorts Worldwide, Inc.	20,000	1,143,800
		1,961,000
Household Products - 3.7%
Colgate-Palmolive Company	16,000	993,600
The Procter & Gamble Company	20,000	1,239,600
		2,233,200
Insurance - 2.1%
Prudential Financial, Inc.	17,000	1,296,250

Investment Bank & Brokerage - 2.0%
Lehman Brothers Holdings Inc.	17,000	1,255,620

Machinery - 2.0%
CLARCOR Inc.	40,000	1,219,600

Media - 1.8%
The McGraw-Hill Companies, Inc.	19,000	1,102,570

Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc. - Class B	20,000	1,065,200

Oil & Gas Exploration & Production Companies - 5.4%
Denbury Resources Inc. (a)	25,000	722,500
Devon Energy Corporation	25,000	1,578,750
Range Resources Corporation	40,000	1,009,600
		3,310,850
Road & Rail - 1.8%
Burlington Northern Santa Fe Corporation	15,000	1,101,600

Semiconductor & Semiconductor Equipment - 3.3%
Intel Corporation	50,000	1,028,500
Marvell Technology Group Ltd. (a) (b)	50,000	968,500
		1,997,000
Software - 3.5%
Autodesk, Inc. (a)	30,000	1,043,400
Microsoft Corporation	40,100	1,095,933
		2,139,333
Specialty Retail - 4.2%
Chico's FAS, Inc. (a)	40,000	861,200
The Home Depot, Inc.	20,000	725,400
Office Depot, Inc. (a)	25,000	992,500
		2,579,100
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. (a)	30,000	1,032,000

Trading Companies & Distributors - 1.9%
Fastenal Company	30,000	1,157,100

Wireless Telecommunication Services - 3.0%
SBA Communications Corporation - Class A (a)	75,000	1,824,750

TOTAL COMMON STOCKS (Cost $55,896,338)		58,122,703

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Columbia Money Market Reserves Fund - Capital Shares	1,653,608	1,653,608
Dreyfus Cash Management Fund - Investor Shares	1,182,611	1,182,611
Federated Treasury Obligations Fund - Institutional Shares	358,812	358,812

TOTAL SHORT-TERM INVESTMENTS (Cost $3,195,031)		3,195,031

Total Investments (Cost $59,091,369) - 100.4%		61,317,734
Liabilities in Excess of Other Assets - (0.4)%		(237,903)
TOTAL NET ASSETS - 100.0%		$61,079,831

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-dominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$59,091,369
Gross unrealized appreciation	$5,164,500
Gross unrealized depreciation	(2,938,135)
Net unrealized appreciation	$2,226,365

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.8%
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	8,350	$118,153
Ladish Co., Inc. (a)	4,750	137,180
		255,333
Air Freight & Logistics - 2.3%
Forward Air Corporation	4,050	134,015
Pacer International, Inc.	3,500	97,160
		231,175
Auto Components - 1.7%
Drew Industries Incorporated (a)	2,700	68,202
Tenneco Inc. (a)	4,400	102,916
		171,118
Biotechnology - 1.0%
Human Genome Sciences, Inc. (a)	8,750	100,975

Building Products - 0.9%
Jacuzzi Brands, Inc. (a)	9,400	93,906

Capital Markets - 0.9%
Penson Worldwide, Inc. (a)	5,150	92,443

Commercial Banks - 8.4%
Capitol Bancorp Ltd.	1,150	51,175
Cullen/Frost Bankers, Inc.	2,050	118,531
First State Bancorporation	4,750	123,357
Glacier Bancorp, Inc.	3,850	131,554
Hancock Holding Company	2,000	107,100
The South Financial Group, Inc.	4,550	118,437
Sterling Financial Corporation	3,300	107,019
UCBH Holdings, Inc.	4,900	85,554
		842,727
Commercial Services & Supplies - 4.1%
Airgas, Inc.	2,300	83,191
Bright Horizons Family Solutions, Inc. (a)	1,250	52,162
Mobile Mini, Inc. (a)	6,150	174,721
Resources Connection, Inc. (a)	3,550	95,105
		405,179
Construction & Engineering - 2.4%
EMCOR Group, Inc. (a)	2,700	148,068
MasTec, Inc. (a)	8,100	89,667
		237,735
Consumer Finance - 2.8%
Cash America International, Inc.	4,600	179,768
MoneyGram International, Inc.	3,550	103,163
		282,931
Containers & Packaging - 1.2%
Silgan Holdings Inc.	3,300	123,948

Diversified Manufacturing - 1.3%
Raven Industries, Inc.	4,200	126,042

Education Services - 1.1%
Laureate Education Inc. (a)	2,400	114,864

Electronic Equipment & Instruments - 4.4%
Axsys Technologies, Inc. (a)	4,000	68,000
I.D. Systems, Inc. (a)	3,800	89,794
OYO Geospace Corporation (a)	650	36,887
Rofin-Sinar Technologies, Inc. (a)	900	54,693
Rogers Corporation (a)	1,600	98,800
Veeco Instruments Inc. (a)	4,550	91,683
		439,857
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	1,600	108,288
Hydril (a)	1,100	61,666
Superior Well Services, Inc. (a)	3,850	76,230
Warrior Energy Service Corporation (a)	2,350	60,513
		306,697
Food & Staples Retailing - 5.6%
The Pantry, Inc. (a)	2,150	121,195
Pathmark Stores, Inc. (a)	8,650	86,068
Performance Food Group Company (a)	3,200	89,888
Reddy Ice Holdings, Inc.	5,750	139,150
United Natural Foods, Inc. (a)	3,900	120,861
		557,162
Health Care Equipment & Supplies - 2.5%
ArthroCare Corporation (a)	2,650	124,179
IntraLase Corp (a)	6,450	127,129
		251,308
Health Care Providers & Services - 2.7%
inVentiv Health Inc. (a)	750	24,023
MWI Veterinary Supply, Inc. (a)	2,700	90,531
PSS World Medical, Inc. (a)	7,900	157,921
		272,475
Hotels, Restaurants & Leisure - 2.5%
The Cheesecake Factory Incorporated (a)	1,950	53,020
Landry's Restaurants, Inc.	3,250	97,988
LIFE TIME FITNESS, Inc. (a)	2,200	101,838
		252,846
Household Durables - 1.4%
Tempur-Pedic International Inc. (a)	8,000	137,360

Information Technology Services - 1.4%
Ness Technologies Inc. (a)	10,150	135,503

Insurance - 3.3%
American Equity Investment Life Holding Company	9,350	114,724
Argonaut Group, Inc. (a)	3,050	94,642
Max Re Capital Ltd. (b)	5,250	120,540
		329,906
Internet Software & Services - 0.7%
Access Integrated Technologies Inc. - Class A (a)	7,500	71,025

Machinery - 3.6%
Albany International Corp. - Class A	2,800	89,096
CLARCOR Inc.	4,000	121,960
Franklin Electric Co, Inc.	2,850	151,449
		362,505
Marine - 1.2%
Kirby Corporation (a)	3,700	115,921

Media - 0.6%
Entravision Communications Corporation - Class A (a)	7,950	59,148

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	2,150	69,101

Oil & Gas Drilling - 0.7%
Union Drilling, Inc. (a)	6,600	72,600

Oil & Gas Exploration & Production Companies - 4.6%
Cabot Oil & Gas Corporation	1,600	76,688
Denbury Resources Inc. (a)	2,700	78,030
Encore Acquisition Company (a)	2,000	48,680
Parallel Petroleum Corporation (a)	4,800	96,288
Range Resources Corporation	2,700	68,148
St. Mary Land & Exploration Company	2,450	89,939
		457,773
Pharmaceuticals - 2.3%
Bentley Pharmaceuticals, Inc. (a)	7,700	92,400
Perrigo Company	7,900	134,063
		226,463
Real Estate - 0.7%
FelCor Lodging Trust Inc.	3,650	73,183

Semiconductor & Semiconductor Equipment - 2.1%
Formfactor Inc. (a)	2,150	90,580
RF Micro Devices, Inc. (a)	15,630	118,475
		209,055
Software - 6.2%
Ariba, Inc. (a)	11,850	88,756
i2 Technologies, Inc. (a)	6,600	123,618
Nuance Communications, Inc. (a)	19,500	159,315
Parametric Technology Corporation (a)	7,150	124,839
TIBCO Software Inc. (a)	13,200	118,536
		615,064
Specialty Retail - 6.6%
Charming Shoppes, Inc. (a)	7,650	109,242
Gamestop Corporation - Class A (a)	2,400	111,072
Jos. A. Bank Clothiers, Inc. (a)	5,100	152,796
Rent-A-Center, Inc. (a)	4,900	143,521
Stein Mart, Inc.	1,850	28,138
Tractor Supply Company (a)	2,350	113,411
		658,180
Thrifts & Mortgage Finance - 0.9%
City Bank	1,950	91,708

Trading Companies & Distributors - 1.7%
Anixter International, Inc.	2,950	166,586

Wireless Telecommunication Services - 1.6%
Premiere Global Services, Inc. (a)	4,750	41,230
SBA Communications Corporation - Class A (a)	4,900	119,217
		160,447

TOTAL COMMON STOCKS (Cost $8,426,697)		9,170,249

SHORT-TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%
Columbia Money Market Reserves Fund - Capital Shares	259,163	259,163
Dreyfus Cash Management Fund - Investor Shares	277,211	277,211
Federated Treasury Obligations Fund - Institutional Shares	299,831	299,831
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares	225,573	225,573

TOTAL SHORT-TERM INVESTMENTS (Cost $1,061,778)		1,061,778

Total Investments (Cost $9,488,475) - 102.4%		10,232,027
Liabilities in Excess of Other Assets - (2.4)%		(242,978)
TOTAL NET ASSETS - 100.0%		$9,989,049

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$9,488,475
Gross unrealized appreciation	$995,851
Gross unrealized depreciation	(252,299)
Net unrealized appreciation	$743,552

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
September 30, 2006 (Unaudited)
	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.1%
FedEx Corp.
Series 981, Class C, 7.02%, 01/15/2016	$50,698	$53,600

TOTAL ASSET BACKED SECURITIES (Cost $54,583)		53,600

CORPORATE BONDS - 75.5%
Aerospace & Defense - 3.1%
General Dynamics Corporation
4.50%, 08/15/2010	500,000	489,272
Raytheon Company
5.50%, 11/15/2012	447,000	451,454
United Technologies Corporation
6.35%, 03/01/2011	300,000	313,718
		1,254,444
Asset Management - 1.0%
Mellon Funding Corporation
6.70%, 03/01/2008	400,000	406,534

Building Products - 0.2%
Masco Corporation
5.75%, 10/15/2008	100,000	100,371

Chemicals - 1.8%
The Lubrizol Corporation
5.50%, 10/01/2014	750,000	732,727

Commercial Banks - 1.8%
Landesbank Baden-Wuerttemberg (b)
6.35%, 04/01/2012	45,000	47,343
National City Bank
6.20%, 12/15/2011	500,000	522,476
Northern Trust Company
7.10%, 08/01/2009	168,000	175,881
		745,700
Commercial Services & Supplies - 4.3%
CP&L, Inc.
6.80%, 08/15/2007	300,000	303,488
International Lease Finance Corporation
6.375%, 03/15/2009	540,000	553,709
5.00%, 04/15/2010	40,000	39,478
Pitney Bowes Inc.
3.875%, 06/15/2013	300,000	275,883
Waste Management, Inc.
7.00%, 10/15/2006	565,000	565,237
		1,737,795
Communications Equipment - 3.0%
Cisco Systems, Inc.
5.25%, 02/22/2011	400,000	402,073
Motorola, Inc.
7.625%, 11/15/2010	740,000	804,950
		1,207,023
Computers & Peripherals - 3.1%
Hewlett-Packard Company
5.50%, 07/01/2007	750,000	750,824
International Business Machines Corporation
4.375%, 06/01/2009	500,000	491,943
		1,242,767
Construction & Engineering - 0.1%
Centex Corporation
7.50%, 01/15/2012	40,000	42,845

Consumer Finance - 3.4%
American General Finance Corporation
4.625%, 05/15/2009	490,000	482,148
ASIF Global Financing XVIII (a)
3.85%, 11/26/2007 (Acquired 01/06/2004, Cost $326,817)	325,000	319,998
General Electric Capital Corporation
4.25%, 12/01/2010	30,000	29,090
HSBC Finance Corporation
6.50%, 11/15/2008	510,000	523,058
		1,354,294
Diversified Financial Services - 2.3%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	27,130
CIT Group Inc.:
6.875%, 11/01/2009	150,000	156,424
4.75%, 12/15/2010	30,000	29,360
Textron Financial Corporation:
5.875%, 06/01/2007	60,000	60,221
6.00%, 11/20/2009	440,000	451,219
Wells Fargo Financial, Inc.
5.50%, 08/01/2012	200,000	203,033
		927,387
Diversified Telecommunication Services - 3.2%
ALLTEL Corporation
7.00%, 07/01/2012	150,000	159,613
Bellsouth Corporation
6.00%, 10/15/2011	500,000	511,859
SBC Communications Inc.
5.10%, 09/15/2014	50,000	48,387
Sprint Capital Corp.
8.375%, 03/15/2012	45,000	50,491
Verizon Global Funding Corp.:
6.125%, 06/15/2007	250,000	251,244
7.25%, 12/01/2010	10,000	10,736
6.875%, 06/15/2012	250,000	267,372
		1,299,702
Electric Utilities - 1.3%
TXU Energy Co.
7.00%, 03/15/2013	500,000	525,623

Electrical Equipment - 0.7%
Arrow Electronics, Inc.
9.15%, 10/01/2010	40,000	44,978
Emerson Electric Co.
5.75%, 11/01/2011	250,000	256,914
		301,892
Energy Equipment & Services - 1.5%
Baker Hughes Incorporated
6.00%, 02/15/2009	555,000	564,849
Halliburton Company
5.50%, 10/15/2010	40,000	40,279
		605,128
Food Products - 1.2%
The Hershey Company
4.85%, 08/15/2015	500,000	485,766

Household Products - 3.7%
Kimberly-Clark Corporation
5.625%, 02/15/2012	600,000	615,218
The Procter & Gamble Company
Putable 09/01/2014
8.00%, 09/01/2024	675,000	869,755
		1,484,973
Industrial Automation - 0.9%
Rockwell Automation, Inc.
6.15%, 01/15/2008	370,000	373,216

Insurance - 0.9%
The Hartford Financial Services Group, Inc.
4.70%, 09/01/2007	100,000	99,361
Massmutual Global Funding II (a)
3.25%, 06/15/2007 (Acquired 12/03/2003, Cost $284,399)	285,000	281,000
		380,361
Investment Bank & Brokerage - 4.5%
The Bear Stearns Companies Inc.
5.30%, 10/30/2015	500,000	493,055
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	47,461
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014	30,000	29,374
5.125%, 01/15/2015	500,000	485,554
Lehman Brothers Holdings, Inc.
7.00%, 02/01/2008	540,000	551,395
Merrill Lynch & Co., Inc.
3.125%, 07/15/2008	195,000	188,111
		1,794,950
Machinery - 1.2%
Dover Corporation
6.50%, 02/15/2011	450,000	471,559

Media - 1.7%
The Walt Disney Company
6.375%, 03/01/2012	635,000	667,715

Metals & Mining - 2.6%
Alcoa Inc.:
6.50%, 06/01/2011	400,000	420,643
6.00%, 01/15/2012	600,000	618,537
		1,039,180
Multiline Retail - 4.1%
Dollar General Corporation
8.625%, 06/15/2010	450,000	478,125
J.C. Penney Co. Inc.	500,000	562,484
7.65%, 08/15/2016
Target Corporation:
6.35%, 01/15/2011	100,000	104,559
5.875%, 03/01/2012	500,000	516,063
		1,661,231
Multi-Utilities & Unregulated Power - 0.1%
Sempra Energy
4.621%, 05/17/2007	60,000	59,718

Oil & Gas Exploration & Production Companies - 13.0%
Amerada Hess Corporation
6.65%, 08/15/2011	400,000	420,146
Apache Corporation
6.25%, 04/15/2012	690,000	720,580
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	400,000	422,416
Noble Energy, Inc.
5.25%, 04/15/2014	450,000	438,111
Occidental Petroleum Corporation
6.75%, 01/15/2012	648,000	693,277
Ocean Energy Inc.
4.375%, 10/01/2007	238,000	235,718
ONEOK, Inc.
5.20%, 06/15/2015	40,000	37,445
Texaco Capital Inc.
8.25%, 10/01/2006	500,000	500,000
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	750,000	750,268
USX Corporation
9.125%, 01/15/2013	409,000	488,107
XTO Energy, Inc.
6.25%, 04/15/2013	500,000	516,422
		5,222,490
Real Estate - 1.7%
EOP Operating Limited Partnership:
7.75%, 11/15/2007	105,000	107,584
4.65%, 10/01/2010	525,000	509,820
Health Care Property Investors, Inc.
6.45%, 06/25/2012	20,000	20,604
Health Care REIT, Inc.
8.00%, 09/12/2012	50,000	55,212
		693,220
Restaurants - 1.6%
McDonald's Corporation
6.00%, 04/15/2011	610,000	629,358

Road & Rail - 1.7%
Burlington Northern Santa Fe Corporation:
6.125%, 03/15/2009	40,000	40,820
6.75%, 07/15/2011	600,000	637,164
		677,984
Semiconductor & Semiconductor Equipment - 1.3%
Applied Materials, Inc.
6.75%, 10/15/2007	500,000	505,900

Software - 1.5%
Oracle Corporation
6.91%, 02/15/2007	600,000	602,897

Specialty Retail - 3.0%
The Home Depot, Inc.
4.625%, 08/15/2010	500,000	491,094
Lowe's Companies, Inc.
8.25%, 06/01/2010	650,000	716,916
		1,208,010

TOTAL CORPORATE BONDS (Cost $30,692,054)		30,442,760

MORTGAGE BACKED SECURITIES - 0.1%
Chase Commercial Mortgage Securities Corp.
Series 1997-1, Class A-2, 7.37%, 06/19/2029	31,216	31,248
Morgan Stanley Capital I
Series 1997-WF1, Class A-2, 7.22%, 07/15/2029	1,068	1,066

TOTAL MORTGAGE BACKED SECURITIES (Cost $32,604)		32,314

MUNICIPAL BONDS - 3.1%
California Statewide Communities Development
4.00%, 11/15/2006	655,000	654,090
Fiscal Year 2005 Securitization Corp. NY
3.40%, 08/15/2008	220,000	216,502
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	375,517

TOTAL MUNICIPAL BONDS (Cost $1,254,496)		1,246,109

PREFERRED STOCKS - 1.9%
Investment Bank & Brokerage - 1.9%
The Goldman Sachs Group, Inc.	20,000	518,000
Lehman Brothers Holdings, Inc.	9,000	227,250
Callable 10/31/2008

TOTAL PREFERRED STOCKS (Cost $724,280)		745,250

U.S. GOVERNMENT & AGENCY ISSUES - 15.2%
Fannie Mae - 2.2%
6.00%, 05/15/2011	120,000	125,485
5.00%, 04/15/2015	750,000	754,386
		879,871
Federal Home Loan Bank - 3.4%
5.75%, 10/15/2007
Putable 10/15/2006	855,000	860,297
4.90%, 11/21/2007
Callable 11/21/2006	500,000	499,015
		1,359,312
Freddie Mac - 2.4%
4.20%, 12/28/2007	1,000,000	989,894

U.S. Treasury Inflation Indexed Bonds - 2.6%
3.625%, 01/15/2008	333,770	336,547
2.375%, 04/15/2011	512,580	513,281
1.625%, 01/15/2015	223,786	212,930
		1,062,758
U.S. Treasury Notes - 4.6%
6.50%, 02/15/2010	115,000	121,707
5.00%, 08/15/2011	900,000	917,614
4.50%, 02/15/2016	500,000	495,137
5.125%, 05/15/2016	300,000	311,297
		1,845,755

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $6,179,714)		6,137,590

SHORT-TERM INVESTMENTS - 2.6%
Corporate Bonds - 1.1%
Progress Energy, Inc.
6.05%, 04/15/2007	465,000	466,323

Money Market Fund - 1.5%
Columbia Money Market Reserves Fund - Capital Shares	599,368	599,368

TOTAL SHORT-TERM INVESTMENTS (Cost $1,065,597)		1,065,691

Total Investments (Cost $40,003,328) - 98.5%		39,723,314
Other Assets in Excess of Liabilities - 1.5%		591,009
TOTAL NET ASSETS - 100.0%		$40,314,323

(a)
Restricted security. Purchased shares in a private placement transaction. Resale to the public may require registration or may extend only to qualified institutional buyers. The aggregate amount was $600,998 representing 1.49% of the Portfolio.

(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$40,003,328
Gross unrealized appreciation	$271,864
Gross unrealized depreciation	(551,878)
Net unrealized depreciation	($280,014)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title /s/ J. Luther King, Jr.
                                                J. Luther King, Jr., President

Date 11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
                                                 J. Luther King, Jr., President

Date 11/28/06

By (Signature and Title) /s/ Richard Lenart
                                                 Richard Lenart, Treasurer

Date 11/28/06